STATEMENT OF CASH FLOWS (unaudited) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)			$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Adjustments to reconcile net income to net cash used in operations:
Net cash used in operating activities			(2,369,251)	(2,059,192)	(2,682,921)	763,904
CASH FLOWS FROM INVESTING ACTIVITIES			(305,538)	(1,093,845)	(1,283,200)	(505,725)
CASH FLOWS FROM FINANCING ACTIVITIES			2,964,029	3,609,835	4,085,726	(744,006)
Net Change in Cash			289,240	456,798	119,605	(485,827)
Cash - Beginning of period			120,010	405	405	486,232
Cash - End of period		$ 409,250	409,250	$ 457,203	$ 120,010	$ 405
ROTH CH V HOLDINGS, INC.
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,383)	(12,583)
Adjustments to reconcile net income to net cash used in operations:
Due to related party	1,383	12,583
Net cash used in operating activities	0	0
CASH FLOWS FROM INVESTING ACTIVITIES	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	0	0
Net Change in Cash	0	0
Cash - Beginning of period	$ 0	0
Cash - End of period		$ 0	$ 0